Product Warranties (Tables)	12 Months Ended
Mar. 31, 2024
Guarantees [Abstract]
Changes in Product Warranty Provision
The following are the changes in the product warranty provision:

	31 March
(Millions of US dollars)	2024	2023	2022
Balance at beginning of period	$35.6	$37.7	$39.6
Charges to cost of goods sold	3.9	1.2	1.9
Settlements made in cash or in kind	(3.3)	(3.3)	(3.8)
Balance at end of period	$36.2	$35.6	$37.7